UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
PMF TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/17

Date of reporting period: 09/30/17

Item 1.	Schedule of Investments.

PMF TEI Fund, L.P. invests substantially all of its assets in The Endowment PMF Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
September 30, 2017
(Unaudited)

(1) ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on March 31, 2014, is a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds. For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s Schedule of Investments and Notes to Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on September 30, 2017, was 30.65%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund and the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The TEI Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the reporting date.

(d) INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(e) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of September 30, 2017, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/17

Date of reporting period: 09/30/17

Item 1.	Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)
Schedule of Investments
September 30, 2017
(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.66% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		11,637,478
Sentient Global Resources Fund IV, L.P.		8,844,679
Private Equity (25.15% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		311,594
CX Partners Fund Ltd. (1)(2)		20,448,549
Gavea Investment Fund II A, L.P.		43,735
Gavea Investment Fund III A, L.P.		1,547,815
Hillcrest Fund, L.P. (2)		1,907,845
India Asset Recovery Fund L.P.		85,523
J.C. Flowers III L.P. (1)		12,510,946
LC Fund IV, L.P. (1)(2)		18,546,856
New Horizon Capital III, L.P. (1)		17,625,952
Northstar Equity Partners III (1)		7,175,794
Orchid Asia IV, L.P. (1)		3,612,434
Reservoir Capital Partners (Cayman), L.P.		5,941,256
Tiger Global Private Investment Partners IV, L.P. (1)		4,901,871
Tiger Global Private Investment Partners V, L.P. (1)		13,245,102
Tiger Global Private Investment Partners VI, L.P.		8,255,148
Trustbridge Partners II, L.P. (1)		14,605,006
Trustbridge Partners III, L.P. (1)(2)		36,966,896
Trustbridge Partners IV, L.P. (1)		25,584,540
Real Estate (1.08% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		3,661,649
Phoenix Asia Real Estate Investments II, L.P.		4,615,631

Total Cayman Islands		222,076,299

Guernsey
Private Equity (0.37% of Partners’ Capital)
Mid Europa Fund III LP (1)		2,820,471

Total Guernsey		2,820,471

	Shares	Fair Value	% of Partners’ Capital
United Kingdom
Private Equity (0.28% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		2,138,816
Real Estate (0.29% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		602,054
Patron Capital, L.P. II		175,321
Patron Capital, L.P. III		1,448,550

Total United Kingdom		4,364,741

United States
Energy (15.15% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		1,355,077
ArcLight Energy Partners Fund V, L.P.		4,672,838
CamCap Resources, L.P.		13,096
EnCap Energy Capital Fund VII-B LP (1)		1,399,035
EnCap Energy Infrastructure TE Feeder, L.P. (2)		2,420,331
Energy & Minerals Group Fund II, L.P. (1)		15,996,513
Intervale Capital Fund, L.P.		4,789,381
Merit Energy Partners G, L.P.		12,788,884
Midstream & Resources Follow-On Fund, L.P. (1)(2)		8,961,649
NGP Energy Technology Partners II, L.P. (1)		3,002,859
NGP IX Offshore Fund, L.P. (1)		1,473,537
NGP Midstream & Resources, L.P. (1)		8,683,556
Quantum Parallel Partners V, LP (2)		50,100,000
Tenaska Power Fund II-A, L.P. (1)(2)		775,865
Event-Driven (7.89% of Partners’ Capital)
BDCM Partners I, L.P. (2)		16,582,155
Credit Distressed Blue Line Fund, L.P. (3)		9,471,790
Fortelus Special Situations Fund LP (2)		5,525,535
Harbinger Capital Partners Fund I, L.P. (3)		18,659,943
Harbinger Capital Partners Fund II, L.P.		1,750,882
Harbinger Capital Partners Special Situations Fund, L.P.		2,152,341
Harbinger Class L Holdings (U.S.), LLC		193,847
Harbinger Class LS Holdings (U.S.) Trust (3)	3,225	4,092,142
Harbinger Class PE Holdings (U.S.) Trust	4	2,128,874
Prospect Harbor Credit Partners LP		105,768
Private Equity (33.63% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		3,075,702
Advent Latin American Private Equity Fund V-F L.P.		12,541,978
BDCM Opportunity Fund II, L.P. (1)		7,035,946
Capital Royalty Partners LP (1)		36,823
Catterton Growth Partners, L.P.		8,833,431
Chrysalis Ventures III, L.P.		1,550,000
Crosslink Crossover Fund IV, L.P.		252,404
Crosslink Crossover Fund V, L.P.		1,777,702
Crosslink Crossover Fund VI, L.P.		20,850,753
Dace Ventures I, LP (2)		866,933
Fairhaven Capital Partners, L.P.		10,992,496
Founders Fund III, LP		21,437,196
Founders Fund IV, LP		25,021,700
Garrison Opportunity Fund II A LLC		4,183,451
Garrison Opportunity Fund LLC (1)(2)		1,375,488

	Shares	Fair Value	% of Partners’ Capital
HealthCor Partners Fund, L.P. (2)		7,552,301
Highland Credit Strategies Liquidation Vehicle Onshore		7,123
Ithan Creek Partners, L.P.		788,598
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P. (1)		7,489,751
Middle East North Africa Opportunities Fund, L.P. (3)	3,969	236,227
Monomoy Capital Partners II, L.P.		7,934,839
Monomoy Capital Partners, L.P.		822,611
Pine Brook Capital Partners, L.P. (1)		11,070,943
Pinto America Growth Fund, L.P.		1,476,361
Private Equity Investment Fund IV, L.P. (2)		2,841,390
Private Equity Investment Fund V, L.P. (2)		16,349,349
Saints Capital VI, L.P. (1)(2)		5,372,613
Sanderling Venture Partners VI Co-Investment Fund, L.P.		803,413
Sanderling Venture Partners VI, L.P.		709,749
Sterling Capital Partners II, L.P.		357,444
Sterling Group Partners II, L.P.		4,782
Sterling Group Partners III, L.P.		8,206,903
Strategic Value Global Opportunities Fund I-A, L.P.		1,104,816
TAEF Fund, LLC		2,983,189
Tenaya Capital V, LP		3,953,705
Tenaya Capital VI, LP		7,257,272
The Column Group, LP		14,387,000
The Raptor Private Holdings L.P.	1,114	438,213
Trivest Fund IV, L.P. (2)		12,277,034
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		2,430,427
Valiant Capital Partners LP		3,961,263
VCFA Private Equity Partners IV, L.P. (1)		273,425
VCFA Venture Partners V, L.P.		1,361,907
Voyager Capital Fund III, L.P.		2,449,042
WestView Capital Partners II, L.P. (2)		13,367,182
Real Estate (8.41% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		27,873
Cypress Realty VI Limited Partnership		3,621,363
Florida Real Estate Value Fund, L.P. (1)(2)		2,384,387
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)(2)		14,793,351
Lone Star Real Estate Fund II (U.S.), L.P.		1,258,826
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		11,756,512
Northwood Real Estate Co-Investors LP (1)		3,504,038
Northwood Real Estate Partners LP (1)		9,864,865
Parmenter Realty Fund IV, L.P. (1)		4,758,303
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		1,903,128
SBC Latin America Housing US Fund, LP (2)		7,450,261
Square Mile Partners III LP		3,280,316

	Shares	Fair Value	% of Partners’ Capital
Relative Value (2.33% of Partners’ Capital)
Eton Park Fund, L.P.		620,807
King Street Capital, L.P. (1)		701,627
Magnetar Capital Fund LP		1,140,592
Magnetar SPV LLC		18,603
OZ Asia Domestic Partners, LP (1)		804,482
PIPE Equity Partners, LLC (3)		2,717,510
PIPE Select Fund, LLC (3)		10,972,786
Stark Investments Ltd Partnership (1)		9,042
Stark Select Asset Fund, LLC		882,840

Total United States		518,010,303

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		747,271,814	97.24%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Private Equity (0.01% of Partners’ Capital)
Quorum Fund Ltd. (2)	8,762	74,866
Relative Value (0.29% of Partners’ Capital)
CRC Credit Fund Ltd.	46,020	2,233,674

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		2,308,540

Total Passive Foreign Investment Companies		2,308,540	0.30%

Private Corporations
United States
Real Estate (0.02% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		116,638

Total Private Corporations		116,638	0.02%

Total Investments in Investment Funds (Cost $783,449,604)		749,696,992	97.56%

Total Investments (Cost $783,449,604)		$749,696,992	97.56%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2017 were $67,895,440. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses. All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 4b)

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments
September 30, 2017
(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund  (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2017.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

Investments held by the Master Fund are valued as follows:

•
INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•
OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•
SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RICs, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2017, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

•
Level 1 — unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 — investments with other significant observable inputs

•	Level 3 — investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

As of September 30, 2017, the Fund does not hold any investments that have to be included in the fair value hierarchy. The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2017, that qualify for this valuation approach is shown in the table below.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$136,915	$15,690	up to 10 years	N/A	N/A	Up to15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	60,663	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity (c)	Investments in nonpublic companies.	456,794	35,910	up to 10 years	N/A	N/A	Up to 10 years
Real Estate (d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	75,223	16,295	up to 10 years	N/A	N/A	Up to 10 years
Relative Value (e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	20,102	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$749,697	$67,895

*
The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)
This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)
This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)
This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)
This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)
This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of September 30, 2017:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners' Capital	Investment Strategy	Redemption Frequency	Redemption Restrictions and Terms
Quantum Parallel Partners V, L.P.	6.52%	Quantum Parallel Partners V, L.P. makes private investments in energy companies focused on exploration and production activities in the United States and Canada.	N/A	N/A

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year-end tax cost of its investments until such time. The Master Fund’s book cost as of September 30, 2017, was $783,449,604 resulting in accumulated net unrealized depreciation of $33,752,612 consisting of $190,749,064 in gross unrealized appreciation and $224,501,676 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At September 30, 2017, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended September 30, 2017 is shown below:

Investment Funds	Shares 12/31/2016	Shares 9/30/17	Beginning Fair Value 12/31/2016	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 9/30/2017	Interest/ Dividend Income
BDCM Partners I, L.P.			$17,903,003	$-	$(2,450,482)	$-	$1,129,634	$16,582,155	$-
Credit Distressed Blue Line Fund, L.P.			9,882,381	-	-	-	(410,591)	9,471,790	-
CX Partners Fund Ltd.			23,709,033	272,734	(5,063,499)	2,484,128	(953,847)	20,448,549	76,954
Dace Ventures I, LP			971,799	62,381	(143,708)	1,516	(25,055)	866,933	-
EnCap Energy Infrastructure TE Feeder, L.P.			2,353,199	-	-	-	67,132	2,420,331	-
Florida Real Estate Value Fund, L.P.			2,165,283	83,692	(594,216)	-	729,628	2,384,387	-
Fortelus Special Situations Fund LP			4,122,288	-	-	-	1,403,247	5,525,535	-
Garrison Opportunity Fund LLC			1,882,586	-	(477,338)	477,338	(507,098)	1,375,488	-
GTIS Brazil Real Estate Fund (Brazilian Real) LP			14,304,639	267,270	(166,006)	-	387,448	14,793,351	-
Harbinger Capital Partners Fund I, L.P.			18,669,083	-	-	-	(9,140)	18,659,943	-
Harbinger Class LS Holdings (U.S.) Trust	3,225	3,225	5,630,027	-	-	-	(1,537,885)	4,092,142	-
HealthCor Partners Fund, L.P.			6,987,237	54,140	(34,638)	34,638	510,924	7,552,301	-
Hillcrest Fund, L.P.			3,049,084	87,069	(2,337,860)	776,713	332,839	1,907,845	-
LC Fund IV, L.P.			24,353,133	334,969	(4,479,445)	2,926,856	(4,588,657)	18,546,856	351,884
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	306,111	-	-	-	(69,884)	236,227	-
Midstream & Resources Follow-On Fund, L.P.			15,523,646	45,623	(5,918,806)	4,416,248	(5,105,062)	8,961,649	241,961
Monsoon Infrastructure & Realty Co-Invest, L.P.			13,178,111	-	(896,270)	-	(525,329)	11,756,512	-
PIPE Equity Partners, LLC			3,655,732	-	-	-	(938,222)	2,717,510	-
PIPE Select Fund, LLC			13,506,016	-	-	-	(2,533,230)	10,972,786	-
Private Equity Investment Fund IV, L.P.			2,249,340	-	(440,511)	344,467	688,094	2,841,390	-
Private Equity Investment Fund V, L.P.**			17,977,979	-	(2,052,041)	287,286	136,125	16,349,349	-
Quantum Parallel Partners V, LP			46,950,000	-	-	-	3,150,000	50,100,000	-
Quorum Fund Ltd.	8,762	8,762	182,908	-	-	-	(108,042)	74,866	-
Saints Capital VI, L.P.			5,937,403	45,532	(687,008)	418,692	(342,006)	5,372,613	652
SBC Latin America Housing US Fund, LP			7,742,677	164,766	(427,547)	-	(29,635)	7,450,261	-
Tenaska Power Fund II-A, L.P.			1,474,633	10,027	(607,212)	508,847	(610,430)	775,865	-
Trivest Fund IV, L.P.			11,307,017	-	(5,967,700)	5,321,780	1,615,937	12,277,034	-
Trustbridge Partners III, L.P.			32,927,115	501,419	(730,859)	352,174	3,917,047	36,966,896	1,413,937
Tuckerbrook SB Global Distressed Fund I, L.P.			2,940,198	-	(570,344)	-	60,573	2,430,427	-
Westview Capital Partners II, L.P.			11,627,060	-	(455,200)	455,200	1,740,122	13,367,182	-
			$323,468,721	$1,929,622	$(34,500,690)	$18,805,883	$(2,425,363)	$307,278,173	$2,085,388

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Schedule of Investments, continued
September 30, 2017
(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PMF TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: November 28, 2017

By (Signature and Title)	/s/ John E. Price
John E. Price
Interim Principal Financial Officer

Date: November 28, 2017